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                                  UNITED STATES
                             SECURITIES AND EXCHANGE
                                   COMMISSION
                             WASHINGTON, D.C. 20549



                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-6538
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            Van Kampen Trust for Investment Grade Florida Municipals
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               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York                     10020
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  (Address of principal executive offices)                         (Zip code)

                              Amy R. Doberman Esq.

                                Managing Director

                           Van Kampen Investments Inc.

                           1221 Avenue of the Americas

                            New York, New York 10020
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-869-6397
                                                    ----------------------------

Date of fiscal year end:    10/31
                            --------------------

Date of reporting period:     7/1/04-6/30/05
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The Registrant held no securities during the period July 1, 2004 through June
30, 2005 which required proxy votes and therefore there are no voting records to report.



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                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Van Kampen Trust for Investment Grade Florida Municipals
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By  (Signature and Title):
                                           /s/ Ronald E. Robison

                                          Principal Executive Officer
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Date     August 25, 2005
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